Note 36-Termination of NKKTubes joint venture	12 Months Ended
Dec. 31, 2023
Note 36 - Termination of NKKTubes joint venture
Note 36 - Termination of NKKTubes joint venture

36      Termination of NKKTubes joint venture

NKKTubes, a company owned 51% by Tenaris and 49% by JFE Holdings Inc. (“JFE”), used to operate a seamless pipe manufacturing facility in Japan, located in the Keihin steel complex owned by JFE. On March 27, 2020, JFE informed Tenaris of its decision to permanently cease as from JFE’s fiscal year ending March 2024 the operations of its steel manufacturing facilities located at the Keihin complex. On November 2, 2021, Tenaris and JFE agreed to terminate amicably their joint venture and liquidate NKKTubes. On November 2, 2022, Tenaris and JFE entered into a definitive wrap-up agreement. NKKTubes was liquidated on April 28, 2023.